Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002

Dear Shareholder:
For the one-year period ended September 30, 2002, the equity markets were a difficult place to invest. Worries over a possible war with Iraq and additional terrorist attacks elevated the market's volatility. Trouble in the Middle East roiled the oil market, leading to increasingly higher crude oil prices. Economic data also added to the market's woes as the tenuous recovery came into question. Concerns over accounting practices and alleged manipulations raised concerns about the integrity of reported financial numbers. The one bright spot came from the housing market, which remained robust. The low-interest-rate environment led to mortgage refinancings, which fueled consumer spending.

Despite a large reduction in initial public offerings and secondary market activities, the convertible market remained an attractive financing vehicle that companies have continued to use to meet their fiscal needs. Convertible issuance allowed the Fund to increase its diversification. Convertible securities, as an asset class, continued to outperform their underlying equities, since they offer downside protection in the form of yield.

Performance and Portfolio Strategy
For the one-year period ended September 30, 2002, Morgan Stanley Convertible Securities Trust's Class A, B, C and D shares posted total returns of -4.26 percent, -5.01 percent, -4.97 percent, and -4.03 percent, respectively. During the same period the Goldman Sachs Convertible 100 Index produced a total return of -11.86 percent and the Merrill Lynch All Convertible Securities Index produced a total return of -10.08 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Core positions in consumer discretionary and healthcare stocks helped the Fund outperform its benchmarks during the period. Underweightings in telecommunications and utility companies also added to the Fund's performance. An upgrade in the portfolio's overall credit quality with attractively valued underlying equities, along with owning higher-yielding bonds with relatively short maturities, provided the Fund with greater downside protection during the market sell-off. In addition, the proliferation of high-credit-quality convertibles helped convertibles as a class outperform the broader equity markets during the period.

The Fund's portfolio managers use a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking to identify companies and sectors they believe have strong underlying fundamentals and solid long-term growth potential. The Fund has positioned its sector weightings to reflect more accurately the composition of the convertible universe, maintaining

Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002 CONTINUED

overweighted and underweighted positions based on the outlook for various industries. The inclusion of high-quality, large-cap issues in its portfolio has improved the Fund's credit profile while offering significant equity participation. As of September 30, 2002, the Fund had only 1 percent of its assets in common stock.

In attempting to manage volatility, the Fund generally focuses on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertibles with positive risk/reward characteristics. These traits include a relatively high yield, to support a convertible if its underlying stock declines, and reasonable conversion premiums to help ensure participation in appreciation of the underlying stock.

Looking Ahead
Our outlook remains cautiously optimistic. The timing and strength of a profit recovery remain uncertain in light of a weak global economy. Expectations of a prolonged war against terrorism remain an overhang on the market. We believe the equity markets will remain volatile and consider that the convertible market remains highly attractive from a risk/reward perspective.

We appreciate your ongoing support of Morgan Stanley Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Convertible Securities Trust
ANNUAL HOUSEHOLDING NOTICE / / SEPTEMBER 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Convertible Securities Trust
FUND PERFORMANCE / / SEPTEMBER 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 - CLASS B SHARES
($ in Thousands)

                   FUND     GOLDMAN SACHS(4)  MERRILL LYNCH INDEX(5)
September 1992     $10,000           $10,000                 $10,000
September 1993     $12,322           $11,844                 $12,237
September 1994     $12,940           $12,146                 $12,177
September 1995     $14,711           $14,433                 $14,511
September 1996     $16,874           $16,455                 $16,421
September 1997     $20,820           $20,532                 $20,582
September 1998     $17,902           $19,004                 $19,524
September 1999     $20,519           $23,064                 $24,834
September 2000     $27,132           $29,345                 $31,762
September 2001     $22,815           $22,889                 $24,918
September 2002  $21,673(3)           $20,174                 $22,406

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                  Average Annual Total Returns -- Period Ended September 30, 2002
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   1 Year                     (4.26)%(1) (9.28)%(2) 1 Year                     (5.01)%(1)  (9.58)%(2)
   5 Years                     1.60%(1)  0.51%(2)   5 Years                    0.81%(1)    0.48%(2)
   Since Inception (7/28/97)   2.77%(1)  1.71%(2)   10 Years                   8.04%(1)    8.04%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   1 Year                     (4.97)%(1)  (5.88)%(2)  1 Year                     (4.03)%(1)
   5 Years                    0.84%(1)    0.84%(2)    5 Years                    1.84%(1)
   Since Inception (7/28/97)  2.00%(1)    2.00%(2)    Since Inception (7/28/97)  3.01%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2002.
(4) THE GOLDMAN SACHS CONVERTIBLE 100 INDEX TRACKS THE PERFORMANCE OF 100 EQUALLY WEIGHTED CONVERTIBLE ISSUES WITH MARKET CAPITALIZATION OF AT LEAST $100 MILLION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(5) THE MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX OF DOMESTIC CORPORATE CONVERTIBLE SECURITIES. IN ORDER TO BE INCLUDED IN THE INDEX, BONDS AND PREFERRED STOCKS MUST BE CONVERTIBLE ONLY TO COMMON STOCK AND HAVE A MARKET VALUE OR ORIGINAL PAR VALUE OF AT LEAST $50 MILLION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE       VALUE

--------------------------------------------------------------------------------------------------------

             Convertible Bonds (71.2%)
             ADVERTISING/MARKETING SERVICES (1.8%)
 $ 2,000     Doubleclick Inc...................................       4.75%       03/15/06  $  1,665,000
   3,000     Interpublic Group Inc.............................       1.87        06/01/06     2,171,250
                                                                                            ------------
                                                                                               3,836,250
                                                                                            ------------
             AEROSPACE & DEFENSE (2.1%)
   1,000     Edo Corp..........................................       5.25        04/15/07     1,056,250
   1,000     L-3 Communications Holdings, Inc..................       5.25        06/01/09     1,451,250
   3,915     Spacehab, Inc.....................................       8.00        10/15/07     1,859,625
                                                                                            ------------
                                                                                               4,367,125
                                                                                            ------------
             AIR FREIGHT/COURIERS (1.5%)
   3,000     United Parcel Service of America, Inc.............       1.75        09/27/07     3,138,750
                                                                                            ------------
             AIRLINES (0.4%)
   2,500     Continental Airlines Inc..........................       4.50        02/01/07       850,000
                                                                                            ------------
             APPAREL/FOOTWEAR (1.1%)
   4,500     Jones Apparel Group, Inc..........................       0.00        02/01/21     2,379,375
                                                                                            ------------
             APPAREL/FOOTWEAR RETAIL (0.7%)
   1,500     Gap, Inc..........................................       5.75        03/15/09     1,473,750
                                                                                            ------------
             BIOTECHNOLOGY (7.6%)
   1,500     Affymetrix Inc....................................       5.00        10/01/06     1,280,625
   3,000     Amgen, Inc........................................       0.00        03/01/32     2,111,250
   2,000     Aviron............................................       5.25        02/01/08     1,802,500
   1,500     Cephalon, Inc.....................................       2.50        12/15/06     1,241,250
   2,500     Enzon, Inc........................................       4.50        07/01/08     1,712,500
   1,000     Human Genome Sciences, Inc........................       3.75        03/15/07       660,000
   3,500     IDEC Pharmaceuticals Corp.........................       0.00        04/29/32     2,003,750
   3,000     Invitrogen, Inc...................................       2.25        12/15/06     2,385,000
   1,000     OSI Pharmaceuticals, Inc. - 144A**................       4.00        02/01/09       662,500
   3,000     Vertex Pharmaceuticals Inc........................       5.00        09/19/07     2,190,000
                                                                                            ------------
                                                                                              16,049,375
                                                                                            ------------
             BROADCASTING (2.7%)
   4,000     Clear Channel Communications, Inc.................       1.50        12/01/02     3,960,000
   2,500     Scandinavian Broadcasting System SA
              (Luxembourg).....................................       7.00        12/01/04     1,828,125
                                                                                            ------------
                                                                                               5,788,125
                                                                                            ------------
             CABLE/SATELLITE TV (2.0%)
   2,150     Charter Communication Holdings LLC................       4.75        06/01/06       921,812
   3,500     Liberty Media Corp................................       3.25        03/15/31     3,272,500
                                                                                            ------------
                                                                                               4,194,312
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             COMPUTER COMMUNICATIONS (0.3%)
 $ 2,720     Redback Networks, Inc.............................       5.00%       04/01/07  $    652,800
                                                                                            ------------
             CONTRACT DRILLING (1.1%)
   5,000     Pride International, Inc..........................       0.00        04/24/18     2,387,500
                                                                                            ------------
             DATA PROCESSING SERVICES (1.8%)
   2,000     Bisys Group Inc...................................       4.00        03/15/06     1,832,500
     750     CheckFree Holdings Corp...........................       6.50        12/01/06       637,500
   1,500     National Data Corp................................       5.00        11/01/03     1,440,000
                                                                                            ------------
                                                                                               3,910,000
                                                                                            ------------
             DEPARTMENT STORES (1.2%)
   3,000     Penney (J.C.) Co., Inc............................       5.00        10/15/08     2,625,000
                                                                                            ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.8%)
   2,000     Agilent Tech, Inc.................................       3.00        12/01/21     1,610,000
                                                                                            ------------
             ELECTRONIC PRODUCTION EQUIPMENT (3.2%)
   1,000     Advanced Energy Industries, Inc...................       5.25        11/15/06       722,500
   1,000     Axcelis Tech, Inc.................................       4.25        01/15/07       661,250
   2,000     Cymer, Inc........................................       3.50        02/15/09     1,530,000
   2,500     Integrated Process Equipment Corp.................       6.25        09/15/04     2,303,125
   2,000     Teradyne Inc......................................       3.75        10/15/06     1,532,500
                                                                                            ------------
                                                                                               6,749,375
                                                                                            ------------
             ENGINEERING & CONSTRUCTION (1.1%)
   4,500     Shaw Group Inc....................................       0.00        05/01/21     2,295,000
                                                                                            ------------
             FOOD DISTRIBUTORS (0.7%)
   1,250     Performance Food Group Company....................       5.50        10/16/08     1,559,375
                                                                                            ------------
             HOSPITAL/NURSING MANAGEMENT (1.0%)
   2,000     Community Health Systems..........................       4.25        10/15/08     2,110,000
                                                                                            ------------
             HOTELS/RESORTS/CRUISELINES (2.1%)
   8,000     Four Seasons Hotels, Inc..........................       0.00        09/23/29     2,350,000
   6,000     Royal Caribbean Cruises Ltd.......................       0.00        02/02/21     2,017,500
                                                                                            ------------
                                                                                               4,367,500
                                                                                            ------------
             INDUSTRIAL CONGLOMERATES (0.9%)
   2,000     Hutchison Whampoa International - 144A**..........       2.875       09/15/03     1,993,750
                                                                                            ------------
             INVESTMENT BANKS/BROKERS (1.3%)
   5,500     Merrill Lynch & Co................................       0.00        05/23/31     2,791,250
                                                                                            ------------
             MAJOR TELECOMMUNICATIONS (4.4%)
   6,690     Bell Atlantic Financial Service (exchangeable into
              Telecom Corporation of New Zealand common
              stock)...........................................       5.75        04/01/03     6,736,830

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

 $ 2,500     Bell Atlantic Financial Service - 144A**
              (exchangeable into Cable & Wireless
              Communications common stock).....................       4.25%       09/15/05  $  2,525,000
                                                                                            ------------
                                                                                               9,261,830
                                                                                            ------------
             MEDIA CONGLOMERATES (1.0%)
   4,000     America Online, Inc...............................       0.00        12/06/19     2,035,000
                                                                                            ------------
             MEDICAL SPECIALTIES (1.2%)
   2,500     Baxter International Inc..........................       1.25        06/01/21     2,450,000
                                                                                            ------------
             MULTI-LINE INSURANCE (1.2%)
   3,000     American International Group, Inc.................       0.50        05/15/07     2,640,000
                                                                                            ------------
             OIL & GAS PRODUCTION (1.6%)
   2,500     Devon Energy Corp.................................       0.00        06/27/20     1,284,375
   2,000     Kerr-McGee Corp...................................       5.25        02/15/10     2,137,500
                                                                                            ------------
                                                                                               3,421,875
                                                                                            ------------
             OILFIELD SERVICES/EQUIPMENT (1.8%)
   2,000     Hanover Compress Co...............................       4.75        03/15/08     1,435,000
   3,800     Weatherford International, Inc....................       0.00        06/30/20     2,365,500
                                                                                            ------------
                                                                                               3,800,500
                                                                                            ------------
             PACKAGED SOFTWARE (5.4%)
   2,500     i2 Technologies, Inc..............................       5.25        12/15/06     1,456,250
   3,425     Mercury Interactive Corp..........................       4.75        07/01/07     2,787,094
   8,000     Network Associates, Inc...........................       0.00        02/13/18     3,760,000
   2,500     Rational Software Corp............................       5.00        02/01/07     1,953,125
   1,200     Symantec Corp.....................................       3.00        11/01/06     1,507,500
                                                                                            ------------
                                                                                              11,463,969
                                                                                            ------------
             PHARMACEUTICALS: GENERIC DRUGS (1.0%)
   2,500     IVAX Corp.........................................       5.50        05/15/07     2,106,250
                                                                                            ------------
             PHARMACEUTICALS: MAJOR (1.2%)
   3,500     Roche Holdings Inc. - 144A**......................       0.00        01/19/15     2,489,375
                                                                                            ------------
             PRECIOUS METALS (1.2%)
   2,050     Freeport-McMoran C & G, Inc.......................       8.25        01/31/06     2,444,625
                                                                                            ------------
             PROPERTY - CASUALTY INSURERS (1.3%)
   1,000     Ohio Casualty Corp................................       5.00        03/19/22     1,015,000
   2,000     Swiss Re America Holdings - 144A**................       3.25        11/21/21     1,642,600
                                                                                            ------------
                                                                                               2,657,600
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS (3.1%)
 $ 2,500     EOP Operating LP..................................       7.25%       11/15/08  $  2,615,625
   4,000     Macerich Co. (Eurobond) (Luxembourg)..............       7.25        12/15/02     3,990,000
                                                                                            ------------
                                                                                               6,605,625
                                                                                            ------------
             SEMICONDUCTORS (6.0%)
   3,500     Analog Devices, Inc...............................       4.75        10/01/05     3,412,500
   3,000     Burr-Brown Corp...................................       4.25        02/15/07     2,970,000
   2,500     Cypress Semiconductor Corp........................       4.00        02/01/05     1,953,125
   2,000     Lattice Semiconductors Corp.......................       4.75        11/01/06     1,540,000
   3,000     LSI Logic Corp....................................       4.00        11/01/06     2,231,250
   1,000     PMC Sierra Inc....................................       3.75        08/15/06       671,250
                                                                                            ------------
                                                                                              12,778,125
                                                                                            ------------
             SPECIALTY INSURANCE (1.0%)
   2,000     First American Corp...............................       4.50        04/15/08     2,030,000
                                                                                            ------------
             SPECIALTY TELECOMMUNICATIONS (1.2%)
   2,500     CenturyTel, Inc. - 144A**.........................       4.75        08/01/32     2,537,500
                                                                                            ------------
             TELECOMMUNICATION EQUIPMENT (1.5%)
   3,000     Nortel Networks Corp. (Canada)....................       4.25        09/01/08       881,250
   3,000     RF Micro Devices, Inc.............................       3.75        08/15/05     2,261,250
                                                                                            ------------
                                                                                               3,142,500
                                                                                            ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.7%)
   2,000     Navistar Financial Corp...........................       4.75        04/01/09     1,512,500
                                                                                            ------------
             WHOLESALE DISTRIBUTORS (1.0%)
   2,000     School Specialty Inc..............................       6.00        08/01/08     2,092,500
                                                                                            ------------
             Total Convertible Bonds
              (COST $173,539,020).........................................................   150,598,386
                                                                                            ------------

NUMBER OF
 SHARES
---------

             Convertible Preferred Stocks (19.5%)
             AEROSPACE & DEFENSE (0.6%)
  25,000     Raytheon Co. $8.25................................    1,300,000
                                                                 -----------
             CABLE/SATELLITE TV (0.3%)
  45,000     Equity Secs Trust I $2.343........................      605,250
                                                                 -----------
             ELECTRIC UTILITIES (0.9%)
  40,000     DTE Energy Company $2.1875........................    1,030,800
  20,000     Public Service Enterprise Group, Inc. $2.5625.....      959,000
                                                                 -----------
                                                                   1,989,800
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                             VALUE

-----------------------------------------------------------------------------

             ELECTRONIC COMPONENTS (0.2%)
  46,300     Solectron Corp. $1.0069...........................  $    409,755
                                                                 ------------
             FINANCIAL CONGLOMERATES (1.0%)
  40,000     Prudential Financial Inc $2.1375..................     2,032,000
                                                                 ------------
             GAS DISTRIBUTORS (0.8%)
  75,000     Sempra Energy $2.125..............................     1,590,750
                                                                 ------------
             HOME FURNISHINGS (1.0%)
  45,000     Newell Financial Trust I $2.63....................     2,012,175
                                                                 ------------
             MAJOR BANKS (1.2%)
  80,950     National Australia Bank, Ltd. $1.969 (Australia)
              (Units) +........................................     2,647,065
                                                                 ------------
             MAJOR TELECOMMUNICATIONS (1.0%)
  50,000     ALLTEL Corp. $1.9375..............................     2,175,000
                                                                 ------------
             MANAGED HEALTH CARE (1.9%)
  50,000     Anthem Inc. $3.433................................     4,006,000
                                                                 ------------
             MOTOR VEHICLES (2.6%)
  50,000     Ford Cap Trust II $2.708..........................     2,014,500
  40,000     General Motors Corp. $1.125.......................       942,800
 110,000     General Motors Corp. $1.3125......................     2,461,800
                                                                 ------------
                                                                    5,419,100
                                                                 ------------
             MULTI-LINE INSURANCE (1.1%)
  50,000     Hartford Financial Services Group, Inc. $1.50.....     2,285,000
                                                                 ------------
             OIL & GAS PRODUCTION (1.0%)
  25,000     Kerr-McGee Corp. $1.825...........................     1,100,000
  21,500     Newfield Financial Trust I $3.25..................     1,124,450
                                                                 ------------
                                                                    2,224,450
                                                                 ------------
             PROPERTY - CASUALTY INSURERS (0.8%)
  80,000     Travelers Property Casualty $1.125................     1,672,000
                                                                 ------------
             PULP & PAPER (1.1%)
  51,500     International Paper Capital Trust $2.625..........     2,240,250
                                                                 ------------
             REGIONAL BANKS (1.0%)
  40,000     Commerce Capital Trust II $1.4875.................     2,080,000
                                                                 ------------
             SAVINGS BANKS (1.4%)
  60,000     Washington Mutual Inc. $2.6875....................     2,925,000
                                                                 ------------
             SPECIALTY STORES (0.8%)
  50,000     Toys "R" Us, Inc. $1.5625.........................     1,732,500
                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 CONTINUED

NUMBER OF
 SHARES                                                             VALUE

-----------------------------------------------------------------------------

             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.8%)
  42,500     Cummins Capital Trust I $3.50.....................  $  1,745,220
                                                                 ------------
             Total Convertible Preferred Stocks
              (COST $44,402,088)...............................    41,091,315
                                                                 ------------
             Common Stocks (1.2%)
             OIL & GAS PRODUCTION (0.6%)
  19,818     Apache Corp.......................................     1,178,180
                                                                 ------------
             REGIONAL BANKS (0.6%)
  23,000     Fifth Third Bancorp...............................     1,408,290
                                                                 ------------
             Total Common Stocks
              (COST $2,300,330)................................     2,586,470
                                                                 ------------

PRINCIPAL
AMOUNT IN                                                        COUPON  MATURITY
THOUSANDS                                                         RATE     DATE
---------                                                        ------  --------

             Short-Term Investment (8.9%)
             Repurchase Agreement
 $18,897     Joint repurchase agreement account
             (dated 09/30/02; proceeds $18,898,005) (a)
             (COST $18,897,000)................................  1.915%  10/01/02    18,897,000
                                                                                   ------------

           Total Investments
            (COST $239,138,438)(B)...........................      100.8%      213,173,171

           Liabilities in Excess of Other Assets.............       (0.8)       (1,667,314)
                                                                   -----      ------------

           Net Assets........................................      100.0%     $211,505,857
                                                                   =====      ============

---------------------

 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  + CONSISTS OF ONE OR MORE CLASSES OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,076,886 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $31,042,153, RESULTING IN NET UNREALIZED DEPRECIATION OF $25,965,267.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2002

Assets:
Investments in securities, at value (cost
 $239,138,438)....................................  $213,173,171
Receivable for:
  Interest........................................    1,835,879
  Shares of beneficial interest sold..............      343,413
  Investments sold................................      258,531
  Dividends.......................................      166,605
Prepaid expenses and other assets.................       62,282
                                                    -----------
    Total Assets..................................  215,839,881
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................    3,684,500
  Shares of beneficial interest redeemed..........      205,464
  Distribution fee................................      180,656
  Investment management fee.......................      110,426
Accrued expenses and other payables...............      152,978
                                                    -----------
    Total Liabilities.............................    4,334,024
                                                    -----------
    Net Assets....................................  $211,505,857
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $286,062,236
Net unrealized depreciation.......................  (25,965,267)
Accumulated undistributed net investment income...    1,539,486
Accumulated net realized loss.....................  (50,130,598)
                                                    -----------
    Net Assets....................................  $211,505,857
                                                    ===========
Class A Shares:
Net Assets........................................   $2,570,089
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      201,357
    Net Asset Value Per Share.....................  $     12.76
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     13.47
                                                    ===========
Class B Shares:
Net Assets........................................  $202,516,041
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   15,872,254
    Net Asset Value Per Share.....................  $     12.76
                                                    ===========
Class C Shares:
Net Assets........................................   $4,739,736
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      372,848
    Net Asset Value Per Share.....................  $     12.71
                                                    ===========
Class D Shares:
Net Assets........................................   $1,679,991
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      131,660
    Net Asset Value Per Share.....................  $     12.76
                                                    ===========

Statement of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2002

Net Investment Income:
Income
Interest..........................................  $ 9,246,044
Dividends.........................................    3,118,057
                                                    -----------
    Total Income..................................   12,364,101
                                                    -----------
Expenses
Distribution fee (Class A shares).................        6,006
Distribution fee (Class B shares).................    2,366,474
Distribution fee (Class C shares).................       49,240
Investment management fee.........................    1,485,892
Transfer agent fees and expenses..................      337,818
Professional fees.................................       68,881
Shareholder reports and notices...................       66,887
Registration fees.................................       48,764
Custodian fees....................................       25,742
Trustees' fees and expenses.......................       22,212
Other.............................................       14,942
                                                    -----------
    Total Expenses................................    4,492,858
                                                    -----------
    Net Investment Income.........................    7,871,243
                                                    -----------

Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (31,369,633)
Net change in unrealized depreciation.............   12,674,625
                                                    -----------
    Net Loss......................................  (18,695,008)
                                                    -----------
Net Decrease......................................  $(10,823,765)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                             FOR THE YEAR        FOR THE YEAR
                                                ENDED               ENDED
                                          SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                                          ------------------  ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................     $  7,871,243        $  9,105,888
Net realized loss.......................      (31,369,633)        (16,135,254)
Net change in unrealized
 appreciation/depreciation..............       12,674,625         (41,216,257)
                                             ------------        ------------

    Net Decrease........................      (10,823,765)        (48,245,623)
                                             ------------        ------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................         (114,074)           (120,872)
Class B shares..........................       (8,780,543)         (9,616,692)
Class C shares..........................         (197,575)           (181,542)
Class D shares..........................         (166,539)           (148,137)
                                             ------------        ------------

    Total Dividends.....................       (9,258,731)        (10,067,243)
                                             ------------        ------------

Net decrease from transactions in shares
 of beneficial interest.................      (13,142,857)         (5,890,530)
                                             ------------        ------------

    Net Decrease........................      (33,225,353)        (64,203,396)

Net Assets:
Beginning of period.....................      244,731,210         308,934,606
                                             ------------        ------------

End of Period (Including accumulated
 undistributed net investment income of
 $1,539,486 and $2,321,197,
 respectively)..........................     $211,505,857        $244,731,210
                                             ============        ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $94,046,483 at September 30, 2002.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.96%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $272,351 and $1,233, respectively and received $20,269 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002 aggregated $187,046,913 and $198,948,632, respectively. Included in the aforementioned transactions are sales of $234,200 for portfolio transactions with Morgan Stanley American Opportunities Fund.

For the year ended September 30, 2002, the Fund incurred brokerage commissions of $1,300 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended September 30, 2002, the Fund incurred brokerage commissions of $694 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $5,200.

At September 30, 2002, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager, owned 63,574 Class D shares of beneficial interest.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2002 included in Trustees' fees

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

and expenses in the Statement of Operations amounted to $7,186. At
September 30, 2002, the Fund had an accrued pension liability of $57,690 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                     ENDED
                                   SEPTEMBER 30, 2002        SEPTEMBER 30, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................      92,581  $  1,338,988   2,679,350  $ 42,497,803
Reinvestment of dividends.....       6,339        89,078       6,664        99,799
Redeemed......................     (28,098)     (405,072) (2,702,784)  (42,761,887)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................      70,822     1,022,994     (16,770)     (164,285)
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   3,961,120    56,903,191   4,552,789    71,914,369
Reinvestment of dividends.....     388,725     5,634,298     520,965     7,789,403
Redeemed......................  (5,337,030)  (76,104,190) (5,505,037)  (86,215,753)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......    (987,185)  (13,566,701)   (431,283)   (6,511,981)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     165,293     2,387,816      71,877     1,131,698
Reinvestment of dividends.....      11,741       164,546       9,793       145,988
Redeemed......................    (115,230)   (1,611,329)    (88,304)   (1,361,582)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class C......................      61,804       941,033      (6,634)      (83,896)
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................      69,457     1,002,216     197,116     2,905,246
Reinvestment of dividends.....       1,075        15,865       1,372        20,320
Redeemed......................    (186,155)   (2,558,264)   (132,353)   (2,055,934)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class D......................    (115,623)   (1,540,183)     66,135       869,632
                                ----------  ------------  ----------  ------------
Net decrease in Fund..........    (970,182) $(13,142,857)   (388,552) $ (5,890,530)
                                ==========  ============  ==========  ============

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 CONTINUED

6. Federal Income Tax Status
At September 30, 2002, the Fund had a net capital loss carryover of approximately $22,463,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

 AMOUNTS IN THOUSANDS
-----------------------
 2007    2009    2010
------  ------  -------
$2,581  $3,634  $16,248
======  ======  =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $27,668,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $304,275.

7. Change in Accounting Policy
Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $910,052 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the year ended September 30, 2002 was to increase net investment income by $553,161; increase unrealized depreciation by $248,886; and increase net realized losses by $304,275. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE YEAR ENDED SEPTEMBER 30,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $13.96         $17.23         $13.57         $12.45         $15.07
                              ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.56 (2)       0.62           0.65           0.72           0.75
  Net realized and
   unrealized gain
   (loss)................      (1.11)(2)      (3.21)          3.83           1.18          (2.68)
                              ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...      (0.55)         (2.59)          4.48           1.90          (1.93)
                              ------         ------         ------         ------         ------

Less dividends from net
 investment income.......      (0.65)         (0.68)         (0.82)         (0.78)         (0.69)
                              ------         ------         ------         ------         ------

Net asset value, end of
 period..................     $12.76         $13.96         $17.23         $13.57         $12.45
                              ======         ======         ======         ======         ======

Total Return+............      (4.26)%       (15.32)%        33.32%         15.64%        (13.38)%

Ratios to Average Net
 Assets(1):
Expenses.................       1.09 %         1.06 %         1.04%          1.06%          1.05 %
Net investment income....       3.90 %(2)      3.97 %         3.91%          5.31%          5.16 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $2,570         $1,822         $2,538         $1,124           $963
Portfolio turnover
 rate....................         82 %          123 %          160%            87%            95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED SEPTEMBER 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.03, INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.03 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.22%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                                               FOR THE YEAR ENDED SEPTEMBER 30,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $13.95         $17.22         $13.57         $12.45         $15.07
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.45 (2)       0.51           0.52           0.61           0.65
  Net realized and
   unrealized gain
   (loss)................       (1.10)(2)      (3.22)          3.82           1.18          (2.70)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...       (0.65)         (2.71)          4.34           1.79          (2.05)
                               ------         ------         ------         ------         ------

Less dividends from net
 investment income.......       (0.54)         (0.56)         (0.69)         (0.67)         (0.57)
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $12.76         $13.95         $17.22         $13.57         $12.45
                               ======         ======         ======         ======         ======

Total Return+............       (5.01)%       (15.91)%        32.23%         14.62%        (14.01)%

Ratios to Average Net
 Assets(1):
Expenses.................        1.84%          1.81 %         1.80%          1.85%          1.81 %
Net investment income....        3.15%(2)       3.22 %         3.15%          4.52%          4.40 %
Supplemental Data:
Net assets, end of
 period, in thousands....    $202,516       $235,137       $297,821       $231,510       $263,443
Portfolio turnover
 rate....................          82%           123 %          160%            87%            95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED SEPTEMBER 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.03, INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.03 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.22%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                                               FOR THE YEAR ENDED SEPTEMBER 30,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $13.90         $17.17         $13.54         $12.43         $15.06
                              ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.45 (2)       0.51           0.53           0.63           0.64
  Net realized and
   unrealized gain
   (loss)................      (1.10)(2)      (3.22)          3.80           1.17          (2.68)
                              ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...      (0.65)         (2.71)          4.33           1.80          (2.04)
                              ------         ------         ------         ------         ------

Less dividends from net
 investment income.......      (0.54)         (0.56)         (0.70)         (0.69)         (0.59)
                              ------         ------         ------         ------         ------

Net asset value, end of
 period..................     $12.71         $13.90         $17.17         $13.54         $12.43
                              ======         ======         ======         ======         ======

Total Return+............      (4.97)%       (15.94)%        32.26%         14.83%        (14.07)%

Ratios to Average Net
 Assets(1):
Expenses.................       1.80%          1.81 %         1.80%          1.73%          1.81 %
Net investment income....       3.19%(2)       3.22 %         3.15%          4.64%          4.40 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $4,740         $4,324         $5,455         $2,869         $2,390
Portfolio turnover
 rate....................         82%           123 %          160%            87%            95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED SEPTEMBER 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.03, INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.03 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.22%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                                               FOR THE YEAR ENDED SEPTEMBER 30,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998
                           -------------  -------------  -------------  -------------  -------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $13.95         $17.23         $13.57         $12.44         $15.08
                              ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.59 (2)       0.67           0.74           0.79           0.79
  Net realized and
   unrealized gain
   (loss)................      (1.10)(2)      (3.23)          3.77           1.15          (2.71)
                              ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...      (0.51)         (2.56)          4.51           1.94          (1.92)
                              ------         ------         ------         ------         ------

Less dividends from net
 investment income.......      (0.68)         (0.72)         (0.85)         (0.81)         (0.72)
                              ------         ------         ------         ------         ------

Net asset value, end of
 period..................     $12.76         $13.95         $17.23         $13.57         $12.44
                              ======         ======         ======         ======         ======

Total Return+............      (4.03)%       (15.08)%        33.68%         15.81%        (13.19)%

Ratios to Average Net
 Assets(1):
Expenses.................       0.84%          0.81 %         0.80%          0.85%          0.81 %
Net investment income....       4.15%(2)       4.22 %         4.15%          5.52%          5.40 %
Supplemental Data:
Net assets, end of
 period, in thousands....     $1,680         $3,449         $3,121            $18         $1,696
Portfolio turnover
 rate....................         82%           123 %          160%            87%            95 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (2) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED SEPTEMBER 30, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.03, INCREASE NET REALIZED AND UNREALIZED LOSS PER SHARE BY $0.03 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.22%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Convertible Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Convertible Securities Trust (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Convertible Securities Trust as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 12, 2002

Morgan Stanley Convertible Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Convertible Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley Convertible Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman and          Since July 1991  Chairman and Director or Trustee of the
(69)                        Trustee                                Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Convertible Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President and Chief Executive
                                     Officer (since September 2002) of the
                                     Morgan Stanley Funds and TCW/DW Term
                                     Trusts; Trustee of various Van Kampen
                                     investment companies (since December 1999);
                                     previously Chief Strategic Officer of the
                                     Investment Manager and Morgan Stanley
                                     Services and Executive Vice President of
                                     the Distributor (April 1997-June 1998),
                                     Vice President of the Morgan Stanley Funds
                                     (May 1997-April 1999), and Executive Vice
                                     President of Morgan Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center          Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001). Formerly, Vice President of
                                     the Investment Manager and Morgan Stanley
                                     Services (August 2000-November 2001),
                                     Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

37975RPT-8789J02-AP-10/02

[MORGAN STANLEY LOGO]

[MORGAN STANLEY LOGO]

Morgan Stanley
Convertible
Securities Trust

ANNUAL REPORT
SEPTEMBER 30, 2002